Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Sep. 30, 2025	Jun. 30, 2025	Jun. 30, 2024
Deferred Tax Assets
Bad debt		$ 56,000
Amortization of debt discount		93,000
Share based payments		453,000
Change in fair value of derivative liabilities		53,000
Net operating loss carryforward		6,686,000	5,825,000
Total deferred tax assets		7,341,000	5,825,000
Deferred Tax Liabilities
Intangibles		(284,000)
Total deferred tax liabilities		(284,000)
Deferred Tax Assets - net		7,057,000	5,825,000
Less: valuation allowance		(7,057,000)	(5,825,000)
Deferred tax asset - net